UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the quarterly distribution period from
April 1, 2008 to July 31, 2008
Commission file number of issuing entity: 333-144431-03
NELNET STUDENT LOAN TRUST 2008-3
(Exact name of issuing entity as specified in its charter)
Commission file number of depositor: 333-144431
NELNET STUDENT LOAN FUNDING, LLC
(Exact name of depositor as specified in its charter)
NELNET, INC.
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
75-2997993
(I.R.S. Employer Identification No.)

c/o M&T Trust Company of Delaware	19801
1220 N. Market St., Ste 202	(Zip Code)
Wilmington, DE
(Address of principal executive
offices of the issuing entity)
(402) 458-2370
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes	☐	☐	☑
Class A-2 Notes	☐	☐	☑
Class A-3 Notes	☐	☐	☑
Class A-4 Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On August 25, 2008, the Nelnet Student Loan Trust 2008-3 (the “Trust”) made its regular quarterly distribution of funds to holders of its student loan-asset backed notes. National Education Loan Network, Inc., as Administrator, distributed the Quarterly Servicing Report for the Trust for the period of April 1, 2008 to July 31, 2008 to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Quarterly Servicing Report is attached as Exhibit 99.1. This report, as well as other information about the Trust, is also available on the Administrator’s website at http://www.nelnet.net/corporate/investors/DebtSecurities.asp.
PART II — OTHER INFORMATION
Item 9. Exhibits.
(a)	99.1 Quarterly Servicing Report for Nelnet Student Loan Trust 2008-3 in relation to the distribution on August 25, 2008.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Dated: August 27, 2008

NELNET STUDENT LOAN FUNDING, LLC

By:	Nelnet Student Loan Funding Management Corporation,
as Manager

By:	/s/ CAROL AVERSMAN
Carol Aversman, Assistant Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit
99.1	Quarterly Servicing Report for Nelnet Student Loan Trust 2008-3 in relation to the distribution on August 25, 2008.